CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, par value per share	0.9	0.9
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	9,082,817	9,079,709
Ordinary shares, shares outstanding	8,808,344	8,805,236
Treasury stock, shares	274,473	274,473